Income Taxes - Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 30,845	$ 36,138	$ 36,552
Gross increases related to prior year tax positions	570	0	1,200
Gross decreases related to prior year tax positions	0	(8,645)	(984)
Gross increases related to current year tax positions	41,972	4,802	1,538
Decreases resulting from expiration of statute of limitation	(826)	(1,450)	(1,112)
Decreases resulting from settlements	(374)	0	(1,056)
Ending balance	$ 72,187	$ 30,845	$ 36,138